(LOSS) PER SHARE	12 Months Ended
Mar. 31, 2022
Profit or loss [abstract]
(LOSS) PER SHARE

NOTE 19. (LOSS) PER SHARE

Basic earnings per share ("EPS") is calculated by dividing the net income (loss) attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the net income (loss) attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the loss and share data used in the basic and diluted EPS calculations (dollars in thousands, except per share amounts):

	Years Ended March 31,
	2022	2021	2020
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(16,870)	$(15,833)	$(5,333)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	13,060	11,733	10,952
Basic and diluted (loss) per share (Actual)	$(1.29)	$(1.35)	$(0.49)

The inclusion of the Company's stock options, restricted stock units and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share for the years ended March 31, 2022, 2021, and 2020. The following table reflects the outstanding securities by year that would have an anti-dilutive effect on loss per share, and accordingly, were excluded from the calculation.

	As of March 31,
	2021	2020
Stock options	1,151,400	868,000
Restricted stock units	378,740	243,000
Warrants	33,888	49,701

Inclusion of outstanding options or other common stock equivalents in the computation of diluted loss per share would have an anti-dilutive effect on the loss per share and are therefore excluded from the computation. Consequently, there is no difference between loss per share and diluted loss per share.